Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2017
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net
(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Accounts receivable	18,588	2,857	17,052
Less: Allowance for doubtful accounts	(2,467)	(379)	(3,213)
	16,121	2,478	13,839

Bills receivable	4,002	615	15,614
	20,123	3,093	29,453

An analysis of the allowance for doubtful accounts for 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Balance at beginning of year	3,213	494	747	825
Bad debt (recovery) expense	(746)	(115)	2,466	(78)
Write-offs	-	-	-	-

Balance at end of year	2,467	379	3,213	747

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.